Share Repurchase Programs Share Repurchase Programs (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Share Repurchase Programs
The following share repurchase programs were authorized by the Company’s Board of Directors:

In billions
Authorization Date	Authorized	Remaining
November 2, 2016 (“2016 Repurchase Program”)	$15.0	$15.0
December 15, 2014 (“2014 Repurchase Program”)	$10.0	$3.2
December 17, 2013 (“2013 Repurchase Program”)	$6.0	$—
September 19, 2012 (“2012 Repurchase Program”)	$6.0	$—